Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company
Condensed Financial Information of Parent Company
OSSEN INNOVATION CO., LTD. AND SUBSIDIARIES
SCHEDULE I
CONDENSED PARENT COMPANY FINANCIAL INFORMATION

OSSEN INNOVATION CO., LTD
CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2016 AND 2015

	December,31
	2016	2015
ASSETS
Current Assets
Cash	$3,461	$81,493
Due from related party	20,000,000	20,000,000
Total Current Assets	20,003,461	20,081,493
Investments in subsidiaries	71,766,984	73,637,980
TOTAL ASSETS	$91,770,445	$93,719,473

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Other payables and accrued liabilities	$1,148,906	$934,997
Due to shareholder	307,499	282,499
Total Current Liabilities	1,456,405	1,217,496
TOTAL LIABILITIES	$1,456,405	$1,217,496

EQUITY
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 and 19,828,790 shares outstanding as of December 31, 2016 and 2015, respectively	$200,000	$200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,123,022	5,631,373
Retained earnings	54,590,589	50,258,265
Accumulated other comprehensive income/(loss)	(4,378,873)	2,596,227
Treasury stock, at cost: 208,890 and 171,210 shares as of December 31, 2016 and 2015, respectively	(192,153)	(155,343)
TOTAL SHAREHOLDERS’ EQUITY	90,314,040	92,501,977
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$91,770,445	$93,719,473

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

	Year Ended December,31
	2016	2015	2014

REVENUES	$-	$-	$-
COST OF GOODS SOLD	-	-	-
GROSS PROFIT	-	-	-
Selling expenses	-	-	-
General and administrative expenses	279,893	198,753	201,439
Total Operating Expenses	279,893	198,753	201,439

LOSS FROM OPERATIONS	(279,893)	(198,753)	(201,439)
Financial expenses, net	184	272	219
Equity in income of subsidiaries	5,104,050	6,095,829	4,060,534
INCOME BEFORE INCOME TAX	4,823,973	5,896,804	3,858,876
INCOME TAX	-	-	-
NET INCOME	4,823,973	5,896,804	3,858,876
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(6,975,100)	(5,829,470)	779,135
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,975,100)	(5,829,470)	779,135

COMPREHENSIVE INCOME	$(2,151,127)	$67,334	$4,638,011

OSSEN INNOVATION CO., LTD CONDENSED
STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED
DECEMBER 31, 2016, 2015 AND 2014

	Year Ended December,31
	2016	2015	2014

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,823,973	$5,896,804	$3,858,876
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(5,104,050)	(6,095,829)	(4,060,534)
Other payables and accrued liabilities	213,909	132,938	156,249
Due to shareholder	25,000	182,499	50,000
Net cash provided by / (used in) operating activities	(41,168)	116,412	4,591

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	(36,810)	(58,735)	-
Net cash provided by / (used in) financing activities	(36,810)	(58,735)	-

INCREASE / (DECREASE) IN CASH	(77,978)	57,677	4,591
Effect of exchange rate changes on cash	(54)	54	-
Cash at beginning of period	81,493	23,762	19,171
CASH AT END OF PERIOD	$3,461	$81,493	$23,762